Discontinued operations - Schedule of Financial Performance and Cash Flow information (Details) - Discontinued operations [member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Discontinued operations - Schedule of Financial Performance and Cash Flow information (Details) [Line Items]
Revenues	¥ 0	¥ 1,002
Cost of revenues	0	(1,182)
Operating expenses	(186)	(14,290)
Other gains, net	5	3
Finance costs	0	(86)
Loss before income tax	(181)	(14,553)
Income tax	0	0
Loss after income tax	(181)	(14,553)
Gain on disposal of business after income tax	9,788	0
(Loss)/profit from discontinued operations	9,607	(14,553)
Equity holders of the Company	9,560	(13,866)
Non-controlling interests	47	(687)
Attributable Total	9,607	(14,553)
Total comprehensive (loss)/income from discontinued operations	9,607	(14,553)
Net cash generated from/(used in) operating activities	(1,024)	9,926
Net cash used in financing activities	0	(10,000)
Net decrease in cash and cash equivalents from discontinued operations	¥ (1,024)	¥ (74)